Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	DOMINION FUNDS INC
Central Index Key	0000889392
Amendment Flag	false
Document Creation Date	Jan. 07, 2013
Document Effective Date	Jan. 08, 2013
Prospectus Date	Jan. 08, 2013